Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 32,723,426	$ 997,970	$ 29,237,550
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	32,734,422		29,316,612
Loss Allowance [member]
Disclosure of financial assets [line items]
Less: loss allowance	$ (10,996)		$ (79,062)